Accounts and Notes Receivable (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Maturities of long term receivables
2014	$ 2,275
2015	1,863
2016	1,380
2017	869
2018 and thereafter	267
Total long-term receivables, net	$ 6,654	$ 5,680